Reinsurance (Related Party Reinsurance Transactions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Premiums, reinsurance and other receivables	$ 23,722	$ 23,439
Net derivatives gains (losses)	418	(170)	$ 135
Embedded Derivative, Fair Value of Embedded Derivative Asset	570	507
Other assets relating to variable interest entities	4,397	4,469
Other liabilities relating to variable interest entities	32,755	33,447
Deferred Policy Acquisition Costs and Value of Business Acquired	6,043	5,975	6,416
Other Policy-Related Balances	7,201	5,840
Future policy benefits	118,914	117,402
Policyholder Account Balances	94,420	95,902	92,498
Other Income	1,536	1,808	1,699
Reinsurance Recoverables, Ceded	5,400	5,400
Deposit Contracts, Assets	13,600	13,800
Deposit Contracts, Liabilities	6,500	6,800
Ceded Credit Risk, Unsecured [Member]
Reinsurance Disclosures [Abstract]
Reinsurance Recoverables, Ceded	2,400	2,300
Affiliated Entity
Reinsurance Disclosures [Abstract]
Other Income	151	177	142
Deposit Contracts, Assets	11,700	11,800
Deposit Contracts, Liabilities	6,500	6,700
Affiliated Entity | Ceded Credit Risk, Unsecured [Member]
Reinsurance Disclosures [Abstract]
Reinsurance Recoverables, Ceded	$ 2,200	2,100
Funds Withheld On Ceded Reinsurance | Affiliated Entity
Reinsurance Disclosures [Abstract]
Coinsurance Funds Withheld Basis, Percent	75.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 8	20
Net derivatives gains (losses)	12	(39)	40
Ceded Guaranteed Minimum Benefit | Affiliated Entity
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)	47	497	(1,700)
Embedded Derivative, Fair Value of Embedded Derivative Asset	712	657
Closed Block Liabilities Ceded To MetLife Reinsurance Of Charleston | Affiliated Entity
Reinsurance Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	694	1,100
Net derivatives gains (losses)	404	(389)	$ 664
MLIC NY Separate Accts | Affiliated Entity
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)	(1)	(4)
Other assets relating to variable interest entities		192
Other liabilities relating to variable interest entities		572
Future policy benefits		128
Policyholder Account Balances	4	4,000
Cash, Cash Equivalents, and Short-term Investments		494
Variable Annuity FMLI | Affiliated Entity
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)	(54)	(38)
Other liabilities relating to variable interest entities		269
Policyholder Account Balances	$ 122	68
Cash, Cash Equivalents, and Short-term Investments		$ 218
Modco Variable Annuity Percentage	100.00%
Co-funds Withheld Exeter [Member] | Affiliated Entity
Reinsurance Disclosures [Abstract]
Coinsurance Funds Withheld Basis, Percent		75.00%
Premiums, reinsurance and other receivables		$ 492
Other liabilities relating to variable interest entities		432
Deferred Policy Acquisition Costs and Value of Business Acquired		30
Other Policy-Related Balances		9
Guarantee Minimum Benefits Exeter [Member] | Affiliated Entity
Reinsurance Disclosures [Abstract]
Premiums, reinsurance and other receivables		719
Other liabilities relating to variable interest entities		447
Deferred Policy Acquisition Costs and Value of Business Acquired		7
Cash, Cash Equivalents, and Short-term Investments		324
Other Income		$ 54